COMMON SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
COMMON SHARE CAPITAL
COMMON SHARE CAPITAL

14.           COMMON SHARE CAPITAL

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value. A summary of common share transactions for the years ended December 31, 2019 and 2018 is as follows:

	Year ended		Year ended
	December 31, 2019		December 31, 2018
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,250,229	$14,913.4	1,247,004	$14,902.5
Issued under share option and restricted share plans	3,537	12.8	3,225	10.9
Balance at end of period	1,253,766	$14,926.2	1,250,229	$14,913.4

Total common share capital		$14,926.2		$14,913.4